Income Tax (Income)/ Expense (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax (Income)/ Expense [Abstract]
(Loss)/profit before tax	$ 338,185	$ (23,390,717)	$ (19,413,657)
Tax calculated at domestic tax rates applicable to profits in PRC (2019, 2018, and 2017: 25%)	84,546	(5,847,679)	(4,853,414)
Tax effect of tax loss of tax exempt entities	358,049	425,560	255,354
Tax charge for the year	$ 442,590	$ (5,422,119)	$ (4,598,061)